LOANS PAYABLE - Summary of Loans Payable - Parenthetical (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024
Debt Instrument [Line Items]
Original amount of Loans payable	$ 100,000	$ 100,000	$ 100,000
Interest rate of loans payable	1.00%	1.00%	1.00%
Additional borrowings	$ 0	$ 0	$ 0
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Original amount of Loans payable	$ 250,000	$ 250,000	$ 250,000
Interest rate of loans payable	1.00%	1.00%	1.00%
Additional borrowings	$ 0	$ 0	$ 0
Original payable of $151,096 with additional net borrowings of $89,154, requires monthly payments of $1,500 until total payments of $240,250 have been made
Debt Instrument [Line Items]
Original amount of Loans payable	151,096	151,096
Additional borrowings	89,154	89,154
Monthly payment of loans payable	1,500	1,500
Total payments made	240,250	240,250
Original payable of $553,175 with additional net borrowings of $125,412, requires monthly payments of $25,000 until total payments of $678,587 have been made
Debt Instrument [Line Items]
Original amount of Loans payable	553,175	553,175
Additional borrowings	125,412	125,412
Monthly payment of loans payable	25,000	25,000
Total payments made	678,587	678,587
Original payable of $492,180, requires monthly payments of $25,000 until total payments of $492,180 have been made
Debt Instrument [Line Items]
Original amount of Loans payable	492,180	492,180
Monthly payment of loans payable	25,000	25,000
Total payments made	492,180	492,180
Original borrowings of $1,500,000 and unamortized original issue discount of $225,000, bears interest at 5%, requires no payments until maturity in May 2023
Debt Instrument [Line Items]
Original amount of Loans payable	$ 1,500,000	$ 1,500,000
Interest rate of loans payable	5.00%	5.00%
Additional borrowings	$ 0	$ 0
Debt Instrument, unamortized discount	225,000
Original borrowings of $60,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Original amount of Loans payable	$ 60,000	$ 60,000
Interest rate of loans payable	1.00%	1.00%
Additional borrowings	$ 0	$ 0
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due
Debt Instrument [Line Items]
Original amount of Loans payable	195,000	195,000	195,000
Additional borrowings	10,000	10,000	10,000
Monthly payment of loans payable	$ 25,000	$ 25,000	$ 25,000